Business Combination - Summary of Number of Shares of Common Stock Issued in Consummation of Merger (Parenthetical) (Details)	Jul. 14, 2021 shares	Apr. 03, 2022 shares	Jan. 02, 2022 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Common stock, shares outstanding		156,419,718	152,272,287	100,016,559
Stockholders equity exchange ratio	0.1846
Legacy Enovix Common Shares [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding	563,316,738